GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Aug. 31, 2021
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expenses [Table Text Block]
GENERAL AND ADMINISTRATIVE EXPENSES	Year Ending August 31, 2021	Year Ending August 31, 2020
Salaries and benefits	$1,794	$1,644
Severance[1]	828	-
Legal	505	245
Technical consulting fees	405	194
Accounting	331	284
Insurance	311	241
Regulatory Fees	252	214
Shareholder relations	235	284
Depreciation	122	177
Travel	96	174
Other	242	269
Total	$5,121	$3,726
[1]During the year, the Company's former President and CEO resigned from the Company.